ING Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169
(212) 309-8650



                                  June 22, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                      Re:    Equity Securities Trust, Series 22
                             File No. 333-69255

Gentlemen:

               As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

               (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

               (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2000 and became effective April 29, 2000 pursuant to Rule 485(b).

                                            Equity Securities Trust, Series 22


                                            ING Funds Distributor, Inc.


                                            By:  /s/ Peter J. DeMarco
                                                 ----------------------
                                                 Peter J. DeMarco
                                                 Authorized Signatory


NYC55/4717.1